Above / Below Market Acquired Charters (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Above Below Market Acquired Charters
Amortization of above market acquired charters	$ 34,977	$ 30,649	$ 7,786
Accretion of below market acquired charters	$ 12,392	$ 13,597	$ 11,800